Finance Income and Costs - Summary of Finance Income and Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure Of Finance Income Expense [Abstract]
Interest income on term deposits	$ 4,503	$ 2,208	$ 1,477
Other interest income	686	633	109
Net gain on change in fair value of derivative financial instrument		42,427
Finance income	5,189	45,268	1,586
Interest expense on financial liabilities measured at amortised cost	422	8,574	3,838
Change in financial liability		2	496
Cost related to convertible notes			775
Net foreign exchange loss	2,386	1,669	4,501
Impairment loss on trade and other receivables	604	1,771	984
Net loss on change in fair value of derivative financial instrument			9,017
Finance and other charges	489	6,273	716
Finance costs	3,901	18,289	20,327
Net finance income (costs)	$ 1,288	$ 26,979	$ (18,741)